Consolidated statement of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 2,493,094	R$ 3,128,878	R$ 3,144,358
Net revenue from subscription services and equipment rental	889,319	746,196	717,432
Finance income	10,017,293	7,676,204	6,229,303
Other income	754,135	498,339	670,056
Total revenue and income from continuing operations	14,153,841	12,049,617	10,761,149
Cost of sales	(3,365,431)	(2,832,504)	(2,370,159)
Administrative expenses	(921,667)	(845,458)	(902,191)
Selling expense	(2,147,751)	(1,840,016)	(1,432,852)
Finance costs	(4,479,266)	(3,660,234)	(3,956,164)
Gains (Losses) On Equity Securities At Fair Value Through Or Profit Or Loss	0	0	30,574
Other operating income (expense)	(447,452)	(386,244)	(217,075)
Total expenses	(11,361,567)	(9,564,456)	(8,847,867)
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(2,456)	399	(3,669)
Profit (loss) before tax	2,789,818	2,485,560	1,909,613
Current tax expense (income)	(566,138)	(485,025)	(323,421)
Deferred tax expense (income)	153,379	20,085	(31,572)
Profit (loss) from continuing operations	2,377,059	2,020,620	1,554,620
Profit (loss) from discontinued operations	(37,900)	(3,527,670)	45,800
Profit (loss)	2,339,159	(1,507,050)	1,600,420
Controlling shareholders from continuing operations	2,360,693	2,016,384	1,549,289
Non-controlling interests from continuing operations	16,366	4,236	5,331
Controlling shareholders from discontinued operations	(40,991)	(3,531,606)	42,776
Non-controlling interests from discontinued operations	R$ 3,091	R$ 3,936	R$ 3,024
Basic earnings (loss) per share from continuing operations	R$ 8.85	R$ 6.68	R$ 4.96
Diluted earnings (loss) per share from continuing operations	8.63	6.54	4.61
Basic earnings (loss) per share from discontinued operations	(0.15)	(11.70)	0.13
Diluted earnings (loss) per share from discontinued operations	R$ (0.15)	R$ (11.45)	R$ 0.13